Related party disclosures (Details Narrative)	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2024 AUD ($)	Dec. 31, 2023 USD ($)	Oct. 25, 2025 USD ($) shares	Dec. 31, 2024 AUD ($)	Sep. 27, 2024 shares
Accounts receivable	$ 0		$ 525,203
Accounts payable	0		0
Revenue from related party	0		$ 0
Cost of goods and services sold		$ 2,680,000
Allowance for doubtful accounts	$ 380,163
Commercial product, shares | shares				17,209
Commercial product				$ 321,558
Fixed Fee					$ 75,000
Meena Beri [Member]
Ordinary shares cancelled | shares						650,000
Assets Inc 114 [Member]
Ordinary shares cancelled | shares						750,000